FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 27,345	$ 24,434
Payables from securities financing transactions measured at amortized cost	20,449	16,225
Cash collateral payables on derivative instruments	37,304	34,222
Customer deposits	784,845	788,367
Debt issued measured at amortized cost	222,377	214,706
Other financial liabilities measured at amortized cost excluding lease liabilities	12,900	11,600
Fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	27,400	24,500
Payables from securities financing transactions measured at amortized cost	20,400	16,200
Cash collateral payables on derivative instruments	37,300	34,200
Customer deposits	785,600	789,000
Debt issued measured at amortized cost	227,400	219,900
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 12,900	$ 11,600